SEGMENT REPORTING	12 Months Ended
Mar. 31, 2012
SEGMENT REPORTING

18. SEGMENT REPORTING

Kyocera manufactures and sells a highly diversified range of products, including components involving fine ceramic technologies and applied ceramic products, telecommunications and information equipment etc.

Kyocera categorizes its operations into seven reporting segments: (1) Fine Ceramic Parts Group, (2) Semiconductor Parts Group, (3) Applied Ceramic Products Group, (4) Electronic Device Group, (5) Telecommunications Equipment Group, (6) Information Equipment Group, and (7) Others.

Main products or businesses of each reporting segment are as follows:

(1) Fine Ceramic Parts Group

Components for Semiconductor Processing Equipment and LCD Manufacturing Equipment

Information & Telecommunication Components

General Industrial Ceramic Components

Sapphire Substrates

Automotive Components

(2) Semiconductor Parts Group

Ceramic Packages for Crystal and SAW Devices

CMOS/CCD Image Sensor Ceramic Packages

LSI Ceramic Packages,

Wireless Communication Device Packages

Optical Communication Device Packages and Components

Organic Multilayer Packages and Substrates

(3) Applied Ceramic Products Group

Residential and Industrial Solar Power Generating Systems

Solar Cells and Modules

Cutting Tools, Micro Drills

Medical and Dental Implants

Jewelry and Fine Ceramic Application Products

(4) Electronic Device Group

Ceramic Capacitors, Tantalum Capacitors

SAW Devices, RF Modules, EMI Filters

Clock Oscillators, Crystal Units, Ceramic Resonators, Optical Low Pass Filters

Connectors

Thermal Printheads, Inkjet Printheads, Amorphous Silicon Photoreceptor Drums

LCDs, Touch Panels

(5) Telecommunications Equipment Group

Mobile Phone Handsets

PHS related Products such as PHS Mobile Phone Handsets and PHS Base Stations

(6) Information Equipment Group

Color and Black & White Office Equipment such as ECOSYS Printers and Multifunction Peripherals

Wide Format Multifunctional Systems

Printer and Multifunction Peripherals Supplies

Business Solution Services such as Managed Print Service

(7) Others

Information Systems & Telecommunication Services,

Engineering Business, Management Consulting Business

Epoxy Molding Compounds for Semiconductor Encapsulation,

Electrical Insulators, Flexible Printed Circuit Sheet Materials, Synthetic Resin Molded Parts

Realty Development

LED Lighting Systems

Inter-segment sales, operating revenue and transfers are made with reference to prevailing market prices. Transactions between reportable segments are immaterial and not shown separately.

Operating profit for each reporting segment represents net sales, less related costs and operating expenses, excluding corporate revenue and expenses, equity in earnings, income taxes and net income attributable to noncontrolling interests.

Assets for each reporting segment represent those assets associated with a specific reporting segment. Corporate assets consist primarily of cash and cash equivalents, the facilities of corporate headquarters and various other investments and assets that are not specific to each reporting segment.

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2010	2011	2012
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥115,538	¥130,554	¥121,130
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.8	10.3	10.2

Information by reporting segment at and for the years ended March 31, 2010, 2011 and 2012 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥53,056	¥76,269	¥80,372
Semiconductor Parts Group	140,507	174,687	153,420
Applied Ceramic Products Group	157,033	197,642	179,784
Electronic Device Group	199,939	242,641	228,721
Telecommunications Equipment Group	189,118	225,168	178,669
Information Equipment Group	232,365	239,916	243,457
Others	124,577	139,383	151,987
Adjustments and eliminations	(22,790)	(28,782)	(25,540)

Net sales	¥1,073,805	¥1,266,924	¥1,190,870

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥(788)	¥11,969	¥12,622
Semiconductor Parts Group	17,235	37,331	27,754
Applied Ceramic Products Group	19,858	29,049	6,459
Electronic Device Group	13,230	41,646	16,036
Telecommunications Equipment Group	(14,726)	2,121	1,469
Information Equipment Group	22,091	25,845	29,451
Others	6,769	9,651	8,054

Total operating profit	63,669	157,612	101,845
Corporate	15,665	16,882	13,876
Equity in losses of affiliates and unconsolidated subsidiaries	(18,297)	(160)	(36)
Adjustments and eliminations	(239)	(2,002)	(792)

Income before income taxes	¥60,798	¥172,332	¥114,893

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,719	¥5,106	¥6,767
Semiconductor Parts Group	9,795	10,786	11,795
Applied Ceramic Products Group	10,889	13,786	14,843
Electronic Device Group	16,934	13,818	13,762
Telecommunications Equipment Group	9,452	10,172	8,949
Information Equipment Group	12,846	11,027	10,131
Others	4,925	4,767	4,668
Corporate	2,269	2,082	2,205

Total	¥72,829	¥71,544	¥73,120

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥777	¥146	¥105
Semiconductor Parts Group	508	266	703
Applied Ceramic Products Group	1,916	1,000	6,115
Electronic Device Group	817	265	991
Telecommunications Equipment Group	4,340	2,581	2,216
Information Equipment Group	580	972	1,169
Others	269	61	187
Corporate	—	—	—

Total	¥9,207	¥5,291	¥11,486

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥1,814	¥11,319	¥11,050
Semiconductor Parts Group	5,998	12,998	13,279
Applied Ceramic Products Group	14,756	17,660	13,001
Electronic Device Group	5,730	12,118	14,193
Telecommunications Equipment Group	2,876	3,886	4,142
Information Equipment Group	3,471	7,437	6,199
Others	1,923	2,747	2,800
Corporate	1,301	2,515	1,744

Total	¥37,869	¥70,680	¥66,408

	March 31,
	2010	2011	2012
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥49,430	¥57,682	¥68,637
Semiconductor Parts Group	100,094	111,406	112,121
Applied Ceramic Products Group	209,170	258,618	265,093
Electronic Device Group	346,844	351,432	417,105
Telecommunications Equipment Group	112,750	111,634	109,975
Information Equipment Group	250,222	247,486	246,834
Others	128,898	132,381	138,304

	1,197,408	1,270,639	1,358,069
Corporate	711,508	748,184	727,849
Investments in and advances to affiliates and unconsolidated subsidiaries	1,461	1,419	1,797
Adjustments and eliminations	(61,660)	(73,676)	(93,612)

Total assets	¥1,848,717	¥1,946,566	¥1,994,103

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2010, 2011 and 2012 are summarized as follows:

Geographic segments

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Net sales:
Japan	¥470,643	¥559,883	¥559,344
Asia	172,510	215,913	205,469
Europe	198,058	210,131	204,887
United States of America	180,861	220,706	166,706
Others	51,733	60,291	54,464

Net sales	¥1,073,805	¥1,266,924	¥1,190,870

	March 31,
	2010	2011	2012
	(Yen in millions)
Long-lived assets:
Japan	¥176,884	¥185,969	¥187,566
Asia	28,007	29,293	35,545
Europe	14,373	14,974	18,725
United States of America	12,993	11,164	12,787
Others	7,842	6,354	5,914

Total	¥240,099	¥247,754	¥260,537

There are no individually material countries with respect to revenue from external customers and long-lived assets in Asia, Europe and Others.